Expenses for shipping activities - Disclosure of voyage expenses and commissions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Analysis of income and expense [abstract]
Commissions paid	$ (9,158)	$ (8,363)
Bunkers	(59,270)	(50,720)
Other voyage related expenses	(17,475)	(12,462)
Total voyage expenses and commissions	$ (85,903)	$ (71,545)